Vanguard Extended Duration Treasury Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(12.97%)	(9.00%)	(2.30%)
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.33%	(0.27%)	1.39%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(14.79%)	(10.27%)	(3.71%)
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(7.80%)	(6.74%)	(2.01%)
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(13.27%)	(9.02%)	(2.34%)
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(12.73%)	(8.99%)	(2.36%)